SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of operating segments

	December 31,
	2021

	Pulp	Paper	Total
Net sales	34,715,208	6,250,223	40,965,431
Domestic market (Brazil)	2,338,810	4,380,585	6,719,395
Foreign market	32,376,398	1,869,638	34,246,036
Asia	15,952,786	43,961	15,996,747
Europe	10,477,292	318,666	10,795,958
North America	5,694,273	424,909	6,119,182
South and Central America	233,061	1,026,247	1,259,308
Africa	18,986	55,855	74,841
EBITDA	22,735,409	2,486,445	25,221,854
Depreciation, depletion and amortization			(7,041,663)
Operating profit before net financial income (“EBIT”) (1)			18,180,191
EBITDA margin (%)	6,549%	39.78%	61.57%

1)	EBIT (“Earnings before interest and tax”).

	December 31,
	2020

	Pulp	Paper	Total
Net sales	25,578,265	4,882,012	30,460,277
Domestic market (Brazil)	1,609,449	3,358,186	4,967,635
Foreign market	23,968,816	1,523,826	25,492,642
Asia	12,921,081	196,266	13,117,347
Europe	6,409,879	262,924	6,672,803
North America	4,340,956	263,328	4,604,284
South and Central America	184,590	723,603	908,193
Africa	112,310	77,705	190,015

EBITDA	13,646,228	1,569,946	15,216,174
Depreciation, depletion and amortization			(6,772,780)
Operating profit before net financial income (“EBIT”) (1)			8,443,394
EBITDA margin (%)	53.35%	32.16%	49.95%

1)	EBIT (“Earnings before interest and tax”).

	December 31,
	2019
			Not
	Pulp	Paper	segmented	Total
Net sales	21,027,686	4,985,264		26,012,950
Domestic market (Brazil)	1,833,936	3,480,279		5,314,215
Foreign market	19,193,750	1,504,985		20,698,735
Asia	9,605,799	136,882		9,742,681
Europe	5,950,832	221,697		6,172,529
North America	3,592,563	382,628		3,975,191
South and Central America	44,556	710,086		754,642
Africa		53,692		53,692
EBITDA	9,074,012	1,518,403	128,115	10,720,530
Depreciation, depletion and amortization				(8,091,952)
Operating profit before net financial income (“EBIT”) (1)				2,628,578
EBITDA margin (%)	43.15%	30.46%		41.21%

1)	Earnings before interest and tax.

Schedule of net sales by product

	December 31,	December 31,	December 31,
Products	2021	2020	2019
Market pulp(1)	34,715,208	25,578,265	21,027,686
Printing and writing paper(2)	5,107,960	3,891,002	4,100,502
Paperboard	1,091,588	935,047	823,360
Other	50,675	55,963	61,402
	40,965,431	30,460,277	26,012,950

1)	Net sale from fluff pulp represents approximately 0.7% of total net sales and, therefore, was included in market pulp net sales.
2)	Net sale from tissue represents approximately 2.2% of total net sales and, therefore, was included in printing and writing paper net sales.

Goodwill based on expected future profitability

	December 31,	December 31,
	2021	2020
Pulp	7,897,051	7,897,051
Consumer goods	119,332	119,332
	8,016,383	8,016,383